EMPLOYEES	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Notes to Financial Statements
EMPLOYEES

NOTE 13 – EMPLOYEES

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him. Those 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares at the per-share fair market value of $0.015, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; (ii) on March 2, 2016, the Company issued 40,000,000 of such shares at the per-share fair market value of $0.0250 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares at the per-share fair market value of $0.0036 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. The Company accrued 80,000,000 shares of the Common Stock on December 31, 2016 that were not issued. At the date of accrual, the per-share fair market value of the shares was $0.0025 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. On April 19, 2018, 40,000,000 shares were cancelled and returned to the Company for accrual valued at $1,000,000 by Mr. Clark. On July 31, 2019, an additional 50,000,000 shares were cancelled and returned to the Company for accrual valued at $180,000. Accordingly, as of June 30, 2020, Mr. Clark was the record and beneficial owner of 17,100,000 of shares of the Common Stock and, subject to the July 2020 issuance to Mr. Clark of 140 shares of Series C Preferred, the Company accrued and owed to Mr. Clark an aggregate of 170,000,000 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him.

The Company issued 5,000,000 shares of Common Stock on January 27, 2020 to Lori Radcliffe pursuant to that certain Employment Agreement dated October 7, 2019, by and between Ms. Radcliffe and the Company. At the date of issuance, the per-share fair market value of the shares was $0.0637 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $318,500.

On April 3, 2020, the Company issued 5,000,000 shares of the Common Stock to Paul O’Renick pursuant to an Employment Agreement dated October 1, 2019 in exchange for compensation owed in the amount of $157,500 for services provided. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

NOTE 13 – EMPLOYEES

On April 30, 2019, these shares were cancelled and returned to the Company for accrual valued at $6,500 by Mr. Clark. On March 30, 2016, the Company entered into an Executive Employment Agreement with Ryan Medico (the “Executive Employment Agreement”), whereby Mr. Medico was hired to serve as the Company’s Chief Financial Officer until January 1, 2017. In connection with the Executive Employment Agreement and Mr. Medico’s service as the Chief Financial Officer, the Company agreed to pay Mr. Medico 20,000,000 shares of the Common Stock and negotiate a cash salary when the Company determined that it could pay such salary. These shares had a per-share fair market value of $0.014, or a total fair value of $280,000, at the date of issuance, which was the closing price per share of the Common Stock as reported by the OTCM on the date of issuance. On July 30, 2019, the 14,860,346 shares that had been issued to Ryan Medico were forfeited to the Company and cancelled. The subsequent forfeiture of the Common Stock was accounted for on the accompanying Consolidated Balance Sheets and Consolidated Statements of Stockholders’ Deficit as a reduction in the Common Stock and additional paid-in capital.

On January 16, 2019, pursuant to the terms of an employment agreement between the Company and Chad Webb dated December 1, 2018, the Company issued to Mr. Webb 5,000,000 shares of Common Stock as payment of $277,000 in compensation owed for services provided. The shares had a per-share fair market value of $0.0554, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.

On May 23, 2019, the Company issued 100,000 shares of Common Stock equal to $13,100, to each of Jazmin Gonzalez and Michelle Motta as an incentive bonus. At the date of issuance, the per-share fair market value was $0.131 based on the closing price of the Common Stock on the date of issuance as reported by the OTCM. On November 7, 2019, the 100,000 shares that were issued to Michelle Motta were forfeited to the Company and cancelled, which resulted in a reduction in compensation expense of $13,100.

On July 30, 2019, 14,860,346 shares of Common Stock were forfeited to the Company. These shares were originally issued on April 7, 2016 for services rendered by Ryan Medico. The return of these shares increased additional paid-in capital by $149.

On August 12, 2015, the Company entered into an Employment Agreement with Robert Clark (the “Clark Employment Agreement”). On December 1, 2016, the Company entered into an Amendment to Employment Agreement (the “Clark Amendment”; and, together with the Clark Employment Agreement, the “Amended Clark Employment Agreement”). Pursuant to the terms of the Amendment Clark Employment Agreement, the Company agreed to issue, among other securities, 200,000,000 shares of the Common Stock. Immediately, Mr. Clark decided to defer receipt of 80,000,000 of such shares; thus leaving 120,000,000 shares of the Common Stock to be issued to him. Those 120,000,000 shares of the Common Stock were issued to Mr. Clark, as follows: (i) on October 28, 2015, the Company issued 30,000,000 of such shares at the per-share fair market value of $0.015, based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; (ii) on March 2, 2016, the Company issued 40,000,000 of such shares at the per-share fair market value of $0.0250 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance; and (iii) on Mary 16, 2016, the Company issued 50,000,000 of such shares at the per-share fair market value of $0.0036 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. The Company accrued 80,000,000 shares of the Common Stock on December 31, 2016 that were not issued. At the date of accrual, the per-share fair market value of the shares was $0.0025 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance. On April 19, 2018, 40,000,000 shares were cancelled and returned to the Company for accrual valued at $1,000,000 by Mr. Clark. On July 31, 2019, an additional 50,000,000 shares were cancelled and returned to the Company for accrual valued at $180,000. Accordingly, as of June 30, 2020, Mr. Clark was the record and beneficial owner of 17,100,000 of shares of the Common Stock and, subject to the July 2020 issuance to Mr. Clark of 140 shares of Series C Preferred, the Company accrued and owed to Mr. Clark an aggregate of 170,000,000 shares to be reissued to him upon his request pursuant to the terms of the oral agreement with him.

The Company issued 5,000,000 shares of Common Stock on January 27, 2020 to Lori Radcliffe pursuant to that certain Employment Agreement dated October 7, 2019, by and between Ms. Radcliffe and the Company. At the date of issuance, the per-share fair market value of the shares was $0.0637 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance, for a total value of $318,500.

On April 3, 2020, the Company issued 5,000,000 shares of the Common Stock to Paul O’Renick pursuant to an Employment Agreement dated October 1, 2019 in exchange for compensation owed in the amount of $157,500 for services provided. At the date of issuance, the per-share fair market value was $0.0315 based on the closing price of the Common Stock as reported by the OTCM on the date of issuance.